Goodwill and Intangible Assets - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Gross goodwill		$ 14,227	$ 14,077
Goodwill acquired during the period	$ 12,399	150
Goodwill, net as of December 31	$ 26,626	$ 14,227